INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
NOTE
9
- INTANGIBLE ASSETS, NET

	June 30,
	2022			2023
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$14,204	(3,462)	10,742	$13,097	(4,614)	8,483

The amortization expenses for the years ended June 30, 2021, 2022 and 2023 were $316, $1,356 and $1,342, respectively.
The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2024	$1,329
2025	1,166
2026	1,040
2027	1,040
2028	1,040